Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 10,037,537,308	$ 3,767,964,045	$ 1,633,220,604	$ 8,036,282,937	$ 360,591,715	$ 1,322,256	$ 23,836,918,866
ALBANIA
Total			228,097				228,097
BULGARIA
Total			145,695		658,383		804,078
GERMANY
Total	77,755,904						77,755,904
ITALY
Total	3,351,499	74,686,060	66,336,536				144,374,094
NORWAY
Total	1,649,751,614			2,120,072,656			3,769,824,270
UNITED KINGDOM
Total	110,374,110		11,857,193				122,231,303
BRUNEI DARUSSALAM
Total	40,519,441	7,202,519		3,313,159			51,035,119
CHINA
Total	18,523,634						18,523,634
INDIA
Total	(14,562,223)						(14,562,223)
KAZAKHSTAN
Total	256,637,895						256,637,895
MALAYSIA
Total	285,593,040	405,405,924		1,691,805,666			2,382,804,630
OMAN
Total	3,412,390,365		900,000	576,872,405			3,990,162,769
QATAR
Total	1,401,933,995		31,476,961	1,479,379,939			2,912,790,895
AUSTRALIA
Total	1,445,905,137	358,637,902	13,413,472			461,434	1,818,417,944
EGYPT
Total	155,405,582				6,042,288		161,447,870
NIGERIA
Total	236,994,532	454,028,549	87,895,758	1,237,467,592			2,016,386,431
SAO TOME AND PRINCIPE
Total			200,000				200,000
TANZANIA, UNITED REPUBLIC OF
Total			142,811				142,811
TUNISIA
Total	3,083,119	1,785,824					4,868,943
CANADA
Total	109,370,682	4,882,029	1,542,623				115,795,334
MEXICO
Total			(137,827)				(137,827)
UNITED STATES
Total	(23,901,400)	1,120,356,065	20,817,759			$ 860,822	1,118,133,246
ARGENTINA
Total	1,880,988	136,470,329	335,780	34,615,936			173,303,033
BRAZIL
Total	865,744,450	1,203,877,226	1,385,827,494	459,707,687	338,891,043		4,254,047,901
COLOMBIA
Total			488,120				488,120
TRINIDAD AND TOBAGO
Total	$ 784,943	$ 631,618	$ 11,750,134	$ 433,047,898	$ 15,000,000		$ 461,214,593